Schedule of Investments (unaudited)	iShares® Global 100 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group Ltd.	1,097,052	$31,355,885

China — 1.1%
Tencent Holdings Ltd.	1,313,900	62,331,847

France — 3.0%
AXA SA	375,588	12,308,483
Cie. de Saint-Gobain SA	109,452	8,512,534
Engie SA	381,758	5,466,910
L’Oreal SA	49,371	21,731,414
LVMH Moet Hennessy Louis Vuitton SE	55,898	42,917,970
Sanofi SA	241,291	23,270,860
Schneider Electric SE	115,248	27,630,221
TotalEnergies SE	481,405	32,231,862
		174,070,254
Germany — 2.3%
Allianz SE, Registered	84,460	23,457,161
BASF SE	192,480	9,304,975
Bayer AG, Registered	211,650	5,965,995
Deutsche Bank AG, Registered	429,882	6,870,614
Deutsche Telekom AG, Registered	756,013	19,002,769
E.ON SE	483,716	6,357,328
Mercedes-Benz Group AG	173,022	11,975,112
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	28,834	14,415,712
RWE AG	145,970	5,007,552
Siemens AG, Registered	163,192	30,374,195
		132,731,413
Japan — 2.3%
Bridgestone Corp.	127,500	5,031,073
Canon Inc.	216,050	5,860,928
Honda Motor Co. Ltd.	1,046,300	11,247,708
Mitsubishi UFJ Financial Group Inc.	2,655,200	28,654,990
Panasonic Holdings Corp.	537,200	4,416,052
Seven & i Holdings Co. Ltd.	510,660	6,240,347
Sony Group Corp.	270,400	23,043,794
Toyota Motor Corp.	2,587,900	53,097,139
		137,592,031
Netherlands — 1.7%
ASML Holding NV	86,144	87,795,023
ING Groep NV	754,053	12,956,642
		100,751,665
South Korea — 1.1%
Samsung Electronics Co. Ltd.	1,103,528	64,946,790

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,264,622	12,694,901
Banco Santander SA	3,411,412	15,872,523
Telefonica SA	1,204,254	5,101,507
		33,668,931
Switzerland — 3.3%
ABB Ltd., Registered	350,516	19,436,427
Nestle SA, Registered	564,913	57,663,081
Novartis AG, Registered	429,721	45,753,094
Roche Holding AG, Bearer	6,032	1,839,056
Roche Holding AG, NVS	151,722	42,035,903
Swiss Re AG	62,602	7,761,202
UBS Group AG, Registered	661,360	19,424,237
		193,913,000

Security	Shares	Value

United Kingdom — 4.6%
Anglo American PLC	289,794	$9,157,627
AstraZeneca PLC	333,080	51,838,226
Barclays PLC	3,120,024	8,244,395
BP PLC	3,534,977	21,283,276
Diageo PLC	478,394	15,018,690
GSK PLC	890,766	17,133,180
HSBC Holdings PLC	4,053,240	34,987,570
National Grid PLC	1,027,439	11,472,522
Prudential PLC	603,971	5,476,213
Rio Tinto PLC	242,246	15,895,762
Shell PLC	1,377,910	49,422,822
Unilever PLC	544,038	29,860,795
Vodafone Group PLC	4,883,880	4,321,443
		274,112,521
United States — 79.3%
3M Co.	119,262	12,187,384
Abbott Laboratories	373,993	38,861,613
Accenture PLC, Class A	134,697	40,868,417
Alphabet Inc., Class A	1,265,449	230,501,535
Alphabet Inc., Class C, NVS	1,053,637	193,258,099
Amazon.com Inc.(a)	1,974,414	381,555,505
American Tower Corp.	100,456	19,526,637
Aon PLC, Class A	46,858	13,756,572
Apple Inc.	3,107,774	654,559,360
Bristol-Myers Squibb Co.	437,565	18,172,074
Broadcom Inc.	93,911	150,776,928
Caterpillar Inc.	105,453	35,126,394
Chevron Corp.	369,542	57,803,760
Cisco Systems Inc.	873,206	41,486,017
Citigroup Inc.	411,206	26,095,133
Coca-Cola Co. (The)	835,646	53,188,868
Colgate-Palmolive Co.	178,490	17,320,670
DuPont de Nemours Inc.	93,008	7,486,214
Eli Lilly & Co.	172,111	155,825,857
Emerson Electric Co.	124,177	13,679,338
Exxon Mobil Corp.	969,113	111,564,289
Ford Motor Co.	843,060	10,571,972
General Electric Co.	235,991	37,515,489
Goldman Sachs Group Inc. (The)	69,514	31,442,572
Honeywell International Inc.	141,563	30,229,363
HP Inc.	190,148	6,658,983
Intel Corp.	913,231	28,282,764
International Business Machines Corp.	196,956	34,063,540
Johnson & Johnson	516,872	75,546,012
Johnson Controls International PLC	147,299	9,790,965
JPMorgan Chase & Co.	619,142	125,227,661
Kimberly-Clark Corp.	72,791	10,059,716
Marsh & McLennan Companies Inc.	105,728	22,279,004
Mastercard Inc., Class A	177,116	78,136,495
McDonald’s Corp.	155,854	39,717,833
Merck & Co. Inc.	544,554	67,415,785
Microsoft Corp.	1,602,408	716,196,256
Morgan Stanley	270,675	26,306,903
Nike Inc., Class B	261,160	19,683,629
Nvidia Corp.	5,303,522	655,197,108
PepsiCo Inc.	295,152	48,679,419
Pfizer Inc.	1,211,963	33,910,725
Philip Morris International Inc.	335,586	34,004,929
Procter & Gamble Co. (The)	508,837	83,917,398
RTX Corp.	286,982	28,810,123
Texas Instruments Inc.	195,056	37,944,244
Thermo Fisher Scientific Inc.	82,294	45,508,582

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walmart Inc.	919,355	$62,249,527
		4,672,947,661
Total Long-Term Investments — 99.8%
(Cost: $3,486,085,603)		5,878,421,998

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(b)(c)	8,220,000	8,220,000

Total Short-Term Securities — 0.1%
(Cost: $8,220,000)		8,220,000

Total Investments — 99.9%
(Cost: $3,494,305,603)		5,886,641,998

Other Assets Less Liabilities — 0.1%		4,909,570

Net Assets — 100.0%		$5,891,551,568

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$6,159	(b)	$—		$(6,159)	$—	$—	—	$610	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,330,000	—		(1,110,000	)(b)	—	—	8,220,000	8,220,000	137,703		—
						$(6,159)	$—	$8,220,000		$138,313		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	09/20/24	$316	$846
S&P 500 E-Mini Index	42	09/20/24	11,595	36,922
				$37,768

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,672,947,661	$1,205,474,337	$—	$5,878,421,998
Short-Term Securities
Money Market Funds	8,220,000	—	—	8,220,000
	$4,681,167,661	$1,205,474,337	$—	$5,886,641,998
Derivative Financial Instruments(a)
Assets
Equity Contracts	$36,922	$846	$—	$37,768

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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